Reportable Segments - Assets by Geography (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 620,653	$ 642,240
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	555,558	583,700
Other foreign countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 65,095	$ 58,540